BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	83,646,580	83,649,080
Series Twenty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,865,700	3,866,700
Series Twenty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,890,700	1,890,700
Series Twenty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,564,400	2,564,400
Series Twenty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,336,727	3,336,727
Series Twenty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,169,878	2,169,878
Series Twenty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,025,609	3,026,109
Series Twenty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,995,900	3,995,900
Series Twenty Seven [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,460,700	2,460,700
Series Twenty Eight [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	4,000,238	4,000,738
Series Twenty Nine [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,991,800	3,991,800
Series Thirty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,651,000	2,651,000
Series Thirty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,417,857	4,417,857
Series Thirty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,753,698	4,754,195
Series Thirty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,636,533	2,636,533
Series Thirty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,529,319	3,529,319
Series Thirty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,300,463	3,300,463
Series Thirty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,106,837	2,106,837
Units of limited partnership interest, issued	2,106,837	2,106,837
Units of limited partnership interest, outstanding	2,106,837	2,106,837
Series Thirty Seven [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,512,500	2,512,500
Series Thirty Eight [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,543,100	2,543,100
Series Thirty Nine [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,292,152	2,292,152
Units of limited partnership interest, issued	2,292,152	2,292,152
Units of limited partnership interest, outstanding	2,292,152	2,292,152
Series Forty [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,630,256	2,630,256
Series Forty One [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,891,626	2,891,626
Series Forty Two [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,744,262	2,744,262
Series Forty Three [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,637,987	3,637,987
Series Forty Four [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,701,193	2,701,193
Units of limited partnership interest, issued	2,701,193	2,701,193
Units of limited partnership interest, outstanding	2,701,193	2,701,193
Series Forty Five [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	4,014,367	4,014,367
Series Forty Six [Member]
Units of assignor limited partner's capital, authorized	101,500,000	101,500,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,980,998	2,980,998